Document and Entity Information	Sep. 24, 2026	May 14, 2026
Document And Entity Information [Line Items]
Document Type		8-K
Document Period End Date	Sep. 24, 2026
Entity Registrant Name		INFLEQTION, INC.
Entity Incorporation State Country Code		DE
Entity File Number		001-42646
Entity Tax Identification Number		86-1946291
Entity Address, Address Line One		1315 West Century Drive
Entity Address, City or Town		Louisville
Entity Address, State or Province		CO
Entity Address, Postal Zip Code		80027
City Area Code		(303)
Local Phone Number		440-1284
Written Communications		false
Soliciting Material		false
Pre Commencement Tender Offer		false
Pre Commencement Issuer Tender Offer		false
Entity Emerging Growth Company		true
Entity Ex Transition Period		false
Amendment Flag		false
Entity Central Index Key		0002007825
Common Stock Par Value 0.0001 Per Share 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title		Common Stock, par value $0.0001 per share
Trading Symbol		INFQ
Security Exchange Name		NYSE
Warrants Each Whole Warrant Exercisable For One Share Of Common Stock At An Exercise Price Of 11.50 Per Share 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title		Warrants, each whole warrant exercisable for oneshare of Common Stock at an exercise price of$11.50 per share
Trading Symbol		INFQ WS
Security Exchange Name		NYSE